CONTRACT LIABILITY (ADVANCES FROM CUSTOMERS) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contract liabilities	R$ 13,374,703	R$ 13,769,589
Current	4,347,937	3,648,639
Non-current	9,026,766	10,120,950
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities	11,597,794	11,625,627
Others Liabilities [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities	R$ 1,776,909	R$ 2,143,962